Balance Sheet Details - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities Current [Abstract]
Accrued salaries, wages and benefits		$ 1,309	$ 1,920
Other accrued expenses		717	1,183
Accrued expenses	$ 1,579	$ 2,026	$ 3,103